Other Financial Assets - Schedule of Movement in Provision for Impairment of Equity Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (18)	$ (22)
Disposals	0	4
Ending balance	0	$ (18)
IFRS 9 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Elimination of provision on adoption of IFRS 9	$ 18